12 Property, plant and equipment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Cost				R$ 51,930,308
Accumulated depreciation, amortization and depletion				(22,168,698)
Beginning balance		R$ 31,759,890		29,761,610		R$ 29,761,610
Acquisitions		2,724,264		2,654,349
Capitalized financial charges				178,055
Foreign currency translation adjustment		1,085,263		2,227,796
Cost		1,354,929		2,624,428
Depreciation, amortization and depletion		(269,666)		(396,632)
Transfers to inventory		(50,562)
Transfers to intangible		(6,433)		(4,461)
Cost		(6,433)
Disposals		(235,546)		(48,060)
Cost		(432,214)		(191,893)
Depreciation, amortization and depletion		196,668		(143,833)
Depreciation, amortization and depletion		(3,061,901)		(3,009,399)
Transfers to right of use of assets		(97,995)
Cost		(125,497)
Amortization		27,502
Ending balance		32,315,181		31,759,890		29,761,610
Property, plant and equipment, cost							R$ 60,853,474		R$ 57,190,786
Accumulated depreciation, amortization and depletion							(28,538,293)		(25,430,896)
Property, plant and equipment		31,759,890		29,761,610		29,761,610	32,315,181		31,759,890		R$ 29,761,610
Previously Disclosed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost											50,799,704
Accumulated depreciation, amortization and depletion											(21,038,094)
Reclassification [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost											1,130,604
Accumulated depreciation, amortization and depletion											(1,130,604)
Reclassified [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost											51,930,308
Accumulated depreciation, amortization and depletion											(22,168,698)
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost				569,548
Beginning balance		602,299		569,548		500,646
Acquisitions
Foreign currency translation adjustment		11,508		32,751
Cost		11,508		32,751
Ending balance		613,807		602,299		569,548
Property, plant and equipment, cost							613,807		602,299
Property, plant and equipment		613,807		569,548		500,646	613,807		602,299		569,548
Land [Member] | Previously Disclosed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost											500,646
Land [Member] | Reclassification [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost											68,902
Land [Member] | Reclassified [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost											569,548
Buildings And Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost				5,987,963
Accumulated depreciation, amortization and depletion				(1,576,006)
Beginning balance		4,649,990		4,411,957		4,570,497
Acquisitions		1,280		372
Foreign currency translation adjustment		289,118		593,228
Cost		366,939		674,720
Depreciation, amortization and depletion		(77,821)		(81,492)
Transfers by concluded projects		21,382		16,477
Disposals		(634)		(2,009)
Cost		(1,178)		(2,983)
Depreciation, amortization and depletion		(544)		(974)
Depreciation, amortization and depletion		(388,869)		(370,035)
Ending balance		4,572,267		4,649,990		4,411,957
Property, plant and equipment, cost							7,064,972		6,676,549
Accumulated depreciation, amortization and depletion							(2,492,705)		(2,026,559)
Property, plant and equipment		4,572,267		4,411,957		4,570,497	4,572,267		4,649,990		4,411,957
Buildings And Improvements [Member] | Previously Disclosed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost											6,058,259
Accumulated depreciation, amortization and depletion											(1,487,762)
Buildings And Improvements [Member] | Reclassification [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost											(70,296)
Accumulated depreciation, amortization and depletion											(88,244)
Buildings And Improvements [Member] | Reclassified [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost											5,987,963
Accumulated depreciation, amortization and depletion											(1,576,006)
Machinery, Equipment and Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost				40,249,084
Accumulated depreciation, amortization and depletion				(19,592,460)
Beginning balance		20,786,208		20,656,624		20,583,099
Acquisitions		61,213		201,492
Foreign currency translation adjustment		675,400		1,433,855
Cost		860,672		1,727,164
Depreciation, amortization and depletion		(185,272)		(293,309)
Transfers by concluded projects		884,606		1,022,560
Disposals		(223,514)		(40,503)
Cost		(392,033)		(175,562)
Depreciation, amortization and depletion		(168,519)		(135,059)
Depreciation, amortization and depletion		(2,534,637)		(2,487,820)
Ending balance		19,649,276		20,786,208		20,656,624
Property, plant and equipment, cost							44,439,196		43,024,738
Accumulated depreciation, amortization and depletion							(24,789,920)		(22,238,530)
Property, plant and equipment		19,649,276		20,656,624		20,583,099	19,649,276		20,786,208		20,656,624
Machinery, Equipment and Facilities [Member] | Previously Disclosed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost											39,211,042
Accumulated depreciation, amortization and depletion											(18,627,943)
Machinery, Equipment and Facilities [Member] | Reclassification [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost											1,038,042
Accumulated depreciation, amortization and depletion											(964,517)
Machinery, Equipment and Facilities [Member] | Reclassified [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost											40,249,084
Accumulated depreciation, amortization and depletion											(19,592,460)
Projects and Stoppage in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	[1]			3,461,271
Beginning balance		5,102,393	[1]	3,461,271	[1]	3,274,665
Acquisitions		2,658,070	[1]	2,439,286	[1]
Capitalized financial charges	[1]	198,201		178,055
Foreign currency translation adjustment	[1]	105,701		137,551
Cost	[1]	105,701		137,551
Transfers by concluded projects	[1]	(993,024)		(1,106,975)
Transfers to inventory	[1]	(47,696)
Transfers to intangible	[1]	(6,433)		(2,922)
Cost	[1]	(6,433)
Disposals	[1]	(7,739)		(3,873)
Cost	[1]	(7,739)		(3,873)
Ending balance	[1]	7,009,473		5,102,393		3,461,271
Property, plant and equipment, cost							7,009,473		5,102,393	[1]
Property, plant and equipment		7,009,473	[1]	3,461,271	[1]	3,274,665	7,009,473	[1]	5,102,393	[1]	3,461,271	[1]
Projects and Stoppage in Progress [Member] | Previously Disclosed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	[1]										3,274,665
Projects and Stoppage in Progress [Member] | Reclassification [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	[1]										186,606
Projects and Stoppage in Progress [Member] | Reclassified [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	[1]										3,461,271
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost				1,662,442
Accumulated depreciation, amortization and depletion				(1,000,232)
Beginning balance		619,000		662,210		832,703
Acquisitions		3,701		13,199
Foreign currency translation adjustment		3,536		30,411
Cost		10,109		52,242
Depreciation, amortization and depletion		(6,573)		(21,831)
Transfers by concluded projects		87,036		67,938
Transfers to inventory		(2,866)
Transfers to intangible				(1,539)
Disposals		(3,659)		(1,675)
Cost		(31,264)		(9,475)
Depreciation, amortization and depletion		27,605		(7,800)
Depreciation, amortization and depletion		(138,395)		(151,544)
Transfers to right of use of assets		(97,995)
Cost		(125,497)
Amortization		27,502
Ending balance		470,358		619,000		662,210
Property, plant and equipment		470,358		662,210		R$ 832,703	470,358		619,000		662,210
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance		470,358
Property, plant and equipment, cost							1,726,026
Accumulated depreciation, amortization and depletion							(1,255,668)
Property, plant and equipment		470,358					R$ 470,358
Other [Member] | Previously Disclosed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost											1,755,092
Accumulated depreciation, amortization and depletion											(922,389)
Other [Member] | Reclassification [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost											(92,650)
Accumulated depreciation, amortization and depletion											(77,843)
Other [Member] | Reclassified [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost											1,662,442
Accumulated depreciation, amortization and depletion											R$ (1,000,232)
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		619,000
Ending balance				619,000
Property, plant and equipment, cost									1,784,807
Accumulated depreciation, amortization and depletion									(1,165,807)
Property, plant and equipment		R$ 619,000		R$ 619,000					R$ 619,000

[1]	On December 31, 2019, the main amounts recorded under this item corresponded to expenses with scheduled maintenance shutdowns in Brazil and at overseas plants that are either in the preparation phase or ongoing (R$1,400,667), capitalized financial charges (R$419,244), inventories of spare parts (R$430,418), strategic projects ongoing in Brazil (R$98,879) and in Braskem America (R$2,611,034). The remainder corresponds mainly to various projects for maintaining the production capacity of plants.